Label	Element	Value
Gotham Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001388485_SupplementTextBlock

FUNDVANTAGE TRUST

(THE “TRUST”)

GOTHAM ABSOLUTE RETURN FUND

(THE “FUND”)

Supplement dated May 22, 2013 to the Prospectus for the Fund dated September 1, 2012

The information in this Supplement contains new and additional information beyond that in the Prospectus and should be read in conjunction with the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Gotham Absolute Return Fund
Expense [Heading]	rr_ExpenseHeading	Change in Redemption Fee and Redemption Fee Holding Period
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective as of July 1, 2013, the Fund’s redemption fee will be reduced from 2.00% to 1.00% of the total amount redeemed (calculated at net asset value (“NAV”)), and the holding period for the assessment of the redemption fee will be reduced from 365 days to 90 days.  Accordingly, effective July 1, 2013, the Prospectus for the Fund is revised to replace all references to the existing redemption fee with a redemption fee of 1.00% (as a percentage of amount redeemed within 90 days of purchase or exchange).

In addition, the redemption fee will not apply to redemptions by certain funds of funds and comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries.  The Fund reserves the right to reject any purchase request (including exchange purchases from another fund) that is deemed to be disruptive to efficient portfolio management.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE